Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of earnings per share
(a)	Basic and diluted earnings per share for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	4,665,643	4,368,035	4,450,177
Less:
Dividends to hybrid bond		(156,277)	(189,672)	(176,945)

Net profit available for common stock	~~W~~	4,509,366	4,178,363	4,273,232

Weighted average number of common shares outstanding (*)		530,638,621	519,207,776	506,231,595
Basic and diluted earnings per share in won	~~W~~	8,498	8,048	8,441

(*)
The number of common shares outstanding is 503,445,325 shares, and the above weighted-average number of shares has been calculated by reflecting changes in treasury stock, including shares acquired and subsequently retired, for the years ended December 31, 2023 and 2024.

Summary of weighted average number of ordinary shares
(b)	The calculation details of the weighted average number of ordinary shares for the years ended December 31, 2023 and 2024 are as follows:

	2023
	Number of shares	Accumulated Number of shares
Number of common shares issued	512,759,471	187,756,015,279
Shares of convertible preferred stock	—	2,097,840,000
Shares of treasury stock	(6,352)	(343,017,080)
Average number of ordinary shares	512,753,119	189,510,838,199
Days		365 days
Weighted average number of ordinary shares		519,207,776

	2024
	Number of shares	Accumulated Number of shares
Number of common shares issued	503,445,325	186,347,761,912
Shares of convertible preferred stock	—	—
Shares of treasury stock	(4,585,561)	(1,066,997,991)
Average number of ordinary shares	498,859,764	185,280,763,921
Days		366 days
Weighted average number of ordinary shares		506,231,595